ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
ENTITY-WIDE DISCLOSURES [Abstract]
Schedule of Revenues by Geographic Area
Revenues by geographical areas were as follows:

	Year ended December 31,
	2018	2017	2016

North America	$62,036	$45,940	$38,769
EMEA	17,474	10,570	11,342
APAC	5,039	4,321	3,337
Israel	446	703	535
Other	1,254	564	511

	$86,249	$62,098	$54,494